Award Timing Disclosure	12 Months Ended
Sep. 30, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The Compensation Committee grants long-term incentive awards (RSUs, PSUs and SARs) to executive officers and other employees pursuant to the 2016 Incentive Plan according to the following timeline: (i) annual long-term incentive awards are granted effective as of the date the Compensation Committee approved the award, which occurs annually in November; and (ii) new-hire, retention, recognition or promotion long-term incentive awards are granted effective as of the first trading day of the month immediately following the date on which the Compensation Committee approved the award. The Compensation Committee does not time the grant of SARs or other long-term incentive awards in anticipation of the release of material non-public information, nor does the Company time the release of material non-public information on the basis of SAR or other long-term incentive award grant dates. If the Company is in possession of material non-public information on the date of award approval, the Compensation Committee may establish an effective date for SARs and other long-term incentive awards after the date of the planned release of material non-public information.

Award Timing Method	The Compensation Committee grants long-term incentive awards (RSUs, PSUs and SARs) to executive officers and other employees pursuant to the 2016 Incentive Plan according to the following timeline: (i) annual long-term incentive awards are granted effective as of the date the Compensation Committee approved the award, which occurs annually in November; and (ii) new-hire, retention, recognition or promotion long-term incentive awards are granted effective as of the first trading day of the month immediately following the date on which the Compensation Committee approved the award.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Compensation Committee does not time the grant of SARs or other long-term incentive awards in anticipation of the release of material non-public information, nor does the Company time the release of material non-public information on the basis of SAR or other long-term incentive award grant dates.
MNPI Disclosure Timed for Compensation Value	false